INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Weighted average useful lives of intangible assets
Intangible assets, cost	¥ 2,353,066		¥ 2,308,232
Accumulated Amortization	(948,689)		(867,754)
Impairment	¥ (56,626)		(57,072)
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	false
Intangible assets, net	¥ 1,347,751	$ 192,053	1,383,406
Purchased software
Weighted average useful lives of intangible assets
Intangible assets, cost	269,880		233,513
Accumulated Amortization	(175,739)		(157,081)
Impairment	(802)		(802)
Intangible assets, net	93,339		75,630
Radio spectrum license
Weighted average useful lives of intangible assets
Intangible assets, cost	135,370		136,825
Accumulated Amortization	(88,028)		(87,145)
Impairment	(41,513)		(41,959)
Intangible assets, net	5,829		7,721
Operating permits
Weighted average useful lives of intangible assets
Intangible assets, cost	1,199,210		1,199,210
Accumulated Amortization	(117,647)		(89,226)
Intangible assets, net	1,081,563		1,109,984
Technology Platform
Weighted average useful lives of intangible assets
Intangible assets, cost	38,050		38,050
Accumulated Amortization	(23,739)		(23,739)
Impairment	(14,311)		(14,311)
Customer relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	257,183		257,183
Accumulated Amortization	(257,183)		(256,888)
Intangible assets, net			295
Licenses
Weighted average useful lives of intangible assets
Intangible assets, cost	5,772		5,772
Accumulated Amortization	(4,101)		(3,812)
Intangible assets, net	1,671		1,960
Supplier relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	39,053		39,053
Accumulated Amortization	(39,053)		(37,299)
Intangible assets, net			1,754
Trade names
Weighted average useful lives of intangible assets
Intangible assets, cost	116,266		116,266
Accumulated Amortization	(59,102)		(54,742)
Intangible assets, net	57,164		61,524
Customer contract
Weighted average useful lives of intangible assets
Intangible assets, cost	190,141		190,141
Accumulated Amortization	(104,287)		(89,002)
Intangible assets, net	85,854		101,139
Non-Complete Agreement
Weighted average useful lives of intangible assets
Intangible assets, cost	1,800		1,800
Accumulated Amortization	(1,800)		(1,800)
Internal use software
Weighted average useful lives of intangible assets
Intangible assets, cost	100,341		90,419
Accumulated Amortization	(78,010)		(67,020)
Intangible assets, net	¥ 22,331		¥ 23,399